Employee compensation (Tables)	3 Months Ended
Mar. 31, 2022
Analysis of income and expense [abstract]
Employee compensation costs
Employee compensation costs were included in the following expenses for the three months ended March 31:

	Three months ended March 31,
	2022	2021
	$	$
Cost of revenue	4,159	2,785
General and administrative	3,365	2,295
Sales and marketing	9,707	6,578
Research and development	4,644	3,282
	21,875	14,940